            As filed with the Securities and Exchange Commission on May 19, 2003
                                     Investment Company Act File No. 811-_______

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-2

                        (CHECK APPROPRIATE BOX OR BOXES)

      [X]   REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
      [ ]                      Amendment No. ____

                      SEI ABSOLUTE RETURN MASTER FUND, LLC
               --------------------------------------------------
               (Exact name of Registrant as Specified in Charter)

                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                    ----------------------------------------
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (610) 676-1114

                             Todd B. Cipperman, Esq.
                   c/o SEI Investments Management Corporation
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                     ---------------------------------------
                     (Name and Address of Agent for Service)

                                    COPY TO:
                             Bryan Chegwidden, Esq.
                                Ropes & Gray LLP
                              45 Rockefeller Plaza
                          New York, New York 10111-0087

This Registration Statement has been filed by Registrant pursuant to Section 8(b) of the Investment Company Act of 1940, as amended. Interests in Registrant are not being registered under the Securities Act of 1933, as amended (the "Securities Act"), and will be issued solely in private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of, and/or Regulation D under, the Securities Act. Investments in Registrant may only be made by individuals or entities meeting the definition of an "accredited investor" in Regulation D under the Securities Act and a "qualified client" within the meaning of Rule 205-3 under the Investment Advisers Act of 1940, as amended. This Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, any interest in Registrant.

                      SEI ABSOLUTE RETURN MASTER FUND, LLC

                              CROSS REFERENCE SHEET
                                  PARTS A AND B

ITEM NO.              REGISTRATION STATEMENT CAPTION                   CAPTION IN PART A OR PART B
--------              ------------------------------                   ---------------------------
1.                    Outside Front Cover                              Not Required

2.                    Inside Front and Outside Back Cover Page         Not Required

3.                    Fee Table and Synopsis                           Fee Table

4.                    Financial Highlights                             Not Required

5.                    Plan of Distribution                             Not Required

6.                    Selling Shareholders                             Not Required

7.                    Use of Proceeds                                  Not Required

8.                    General Description of the Registrant            General Description of the Registrant

9.                    Management                                       Management

10.                   Capital Stock, Long-Term Debt, and Other         Capital Stock, Long-Term Debt, and Other
                      Securities                                       Securities

11.                   Defaults and Arrears on Senior Securities        Not Applicable

12.                   Legal Proceedings                                General Information

13.                   Table of Contents of the Statement of            Not Applicable
                      Additional Information

14.                   Cover Page                                       Not Applicable

15.                   Table of Contents                                Not Applicable

16.                   General Information and History                  Not Applicable

17.                   Investment Objective and Policies                Investment Objective and Policies

18.                   Management                                       Management

19.                   Control Persons and Principal Holders of         Control Persons and Principal Holders of
                      Securities                                       Securities

20.                   Investment Advisory and Other Services           Investment Advisory and Other Services

21.                   Brokerage Allocation and Other Practices         Brokerage Allocation and Other Practices

22.                   Tax Status                                       Tax Status

23.                   Financial Statements                             Financial Statements

                                     PART C

The information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.

                                     PART A

      Responses to Items 1, 2, 3.2, 4, 5, 6 and 7 of Part A have been omitted pursuant to Paragraph 3 of Instruction G of the General Instructions to Form N-2.

      Responses to certain Items required to be included in Part A of this Registration Statement are incorporated herein by reference from the Registration Statement on Form N-2 of SEI Absolute Return Fund, LLC (the "Feeder Fund"), as filed with the Securities and Exchange Commission (the "SEC") on May 19, 2003 (the "Feeder Fund's Registration Statement on Form N-2").

ITEM 3. FEE TABLE.

         This table describes the fees and expenses that you will pay if you buy and hold Interests in SEI Absolute Return Master Fund, LLC (the "Master Fund"). Because the Master Fund has not been operational for a full year, many of these expenses are estimates.

Annual Expenses (as a percentage of net assets of the Master Fund):

Management Fee                                                          [___]%
Other Expenses(1)                                                       [___]%
Total Annual Expenses                                                   [___]%

                         Example                            1 Year     3 Years     5 Years     10 Years
                                                            ------     -------     -------     --------
You would pay the following expenses on a $1,000
investment in the Master Fund, assuming a 5% annual return: $[__]      $[__]       $[__]        $[__]

----------
(1) "Other Expenses" are estimated based on Master Fund net assets of $100 million and anticipated expenses for the first year of the Master Fund's operations, and includes professional fees and other expenses, including, without limitation, offering costs of the Master Fund, including custody fees and expenses.

The purpose of this table is to assist an investor in understanding the various costs and expenses that an investor in the Master Fund will bear directly or indirectly. For a more complete description of the various fees and expenses of the Master Fund, see the section entitled "Management" in the Feeder Fund's prospectus included in the Feeder Fund's Registration Statement on Form N-2. The Example is based on the expenses set forth in the table above and should not be considered a representation of the Master Fund's future expenses. Actual expenses of the Master Fund may be higher or lower than those shown. Moreover, the annual return may be greater or less than the hypothetical 5% return in the table above; if the annual return were greater, the amount of fees and expenses would increase.


ITEM 8. GENERAL DESCRIPTION OF THE REGISTRANT.

      The Master Fund is a closed-end, non-diversified, management investment company that was organized as a limited liability company under the laws of the State of Delaware on May 13, 2003. Interests in the Master Fund are being issued solely in private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of, and/or Regulation D under, the Securities Act of 1933, as amended (the "Securities Act"). Investments in the Master Fund may be made only by "accredited investors," as defined in Regulation D under the Securities Act, and "qualified clients," as defined in Rule 205-3 under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). This Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, any "security" within the meaning of the Securities Act.

      The Master Fund's objective is to seek to achieve an attractive risk-adjusted return with low volatility and minimal directional market exposure over a full market cycle. Information on the Master Fund's investment objective, strategies and policies, the kinds of securities in which the Master Fund principally invests, other investment practices of the Master Fund and the risk factors associated with investments in the Master Fund are incorporated herein by reference from the sections entitled "Investment Objective and Strategies" and "Risk Factors" in the Feeder Fund's prospectus included in the Feeder Fund's Registration Statement on Form N-2.

ITEM 9. MANAGEMENT

      A description of how the business of the Master Fund is managed is incorporated herein by reference from the section entitled "Management" in the Feeder Fund's prospectus included in the Feeder Fund's Registration Statement on Form N-2. The following list identifies the specific sections of the Feeder Fund's prospectus under which the information required by Item 9 of Form N-2 may be found; each listed section is incorporated herein by reference.

Item 9.1(a)       Management - Board of Directors

Item 9.1(b)       Management - The Adviser

Item 9.1(c)       Management - The Sub-Adviser

Item 9.1(d)       Management - Other Service Providers

Item 9.1(e)       Management - Other Service Providers

Item 9.1(f) The Master Fund will bear all of the expenses of its own operations, including, but not limited to, the advisory fee payable to SEI Investments Management Corporation, the Master Fund's investment adviser, fees to SEI Investments Global Funds Services, the Master Fund's administrator, fees to SEI Private Trust Company, the Master Fund's custodian, accounting, brokerage, custody, transfer, registration, interest, finder's fees, legal, accounting, audit, tax preparation, investment banking, research, indemnification, tax and other operational expenses, broker-dealer expenses and extraordinary expenses.

Item 9.1(g)       Not Applicable

Item 9.2(a)       Not Applicable

Item 9.2(b)       Not Applicable

Item 9.2(c)       Not Applicable

Item 9.2(d)       Not Applicable

Item 9.3          None.

ITEM 10. CAPITAL STOCK, LONG-TERM DEBT, AND OTHER SECURITIES

ITEM 10.1. CAPITAL STOCK

      The Master Fund is organized as a limited liability company under the laws of the State of Delaware and intends to be classified as a partnership for income tax purposes. An investor in the Master Fund (an "Investor") will be a member of the Master Fund and his or her rights in the Master Fund will be established and governed by the Operating Agreement of the Master Fund (the "Operating Agreement") which is attached as Appendix A hereto. An Investor and his or her advisers should carefully review the Operating Agreement as each Investor will agree to be bound by its terms and conditions. The following is a summary description of certain provisions of the Operating Agreement. The description of such provisions is not definitive and reference should be made to the complete text of the Operating Agreement.

      The security purchased by an Investor is a membership interest (an "Interest") in the Master Fund. All Interests shall be fully paid and nonassessable. Investors shall have no preemptive or other rights to subscribe for any additional Interests.

      The management and operation of the Master Fund and its business and affairs will be vested solely in a board of managers (the "Board"), and the members of the Board will be the "managers" of the Master Fund (each, a "Director," and collectively, the "Directors"). In no event shall any Investor, in his or her capacity as such, have any role in the management of the Master Fund's affairs. The Investors shall have power to vote only: (i) for the election of Directors as provided in the following paragraph;
(ii) with respect to any amendment of the Operating Agreement, to the extent and as provided therein; (iii) with respect to a conversion of the Master Fund to an open-end management investment company, pursuant to the provisions of the Operating Agreement; and (iv) with respect to such additional matters relating to the Master Fund as may be required by the Operating Agreement, the Master Fund's Bylaws, applicable law or any registration of the Master Fund with the SEC or any state, or as the Board may consider necessary or desirable. With respect to any matter, the Investors shall vote in proportion to their capital account balances as of the record date applicable to the consideration of such matter. There shall be no cumulative voting in the election of Directors. The Investors may vote in person or by proxy. Unless the Board in its sole discretion determines otherwise, only matters set forth in the notice of a meeting may be voted on by Investors at a meeting. From time to time, the Board may seek to obtain voting instructions from Investors, in which case the Board will establish such procedures and protocols as it deems to be appropriate under the circumstances.

      The Operating Agreement provides that on any matter submitted to a vote of all Investors, all Investors entitled to vote shall vote together. There will normally be no meetings of Investors for the purpose of electing members of the Board except that, in accordance with the 1940 Act: (i) the Master Fund will hold an Investors' meeting for the election of members of the Board at such time as less than a majority of the members of the Board holding office have been elected by Investors of the Master Fund; and (ii) if, as a result of a vacancy on the Board, less than two-thirds of the members of the Board holding office have been elected by the Investors, that vacancy may be filled only by a vote of the Investors.

      The Board (or its designated agent) may admit Investors to the Master Fund from time to time upon the execution by a prospective investor of an appropriate signature page to the Operating Agreement or upon the completion and execution, and the acceptance of the same by the Board (or its designated agent), of a subscription agreement in a form specified by the Board (or its designated agent) from time to time. The Board (or its designated agent) has the right to refuse to accept investments in the Master Fund for any reason. Interests will be issued only in a transaction or transactions not requiring registration under the Securities Act.

      The Master Fund may be dissolved (i) by written determination of the Board to dissolve the Master Fund; (ii) upon the entry of a decree of judicial dissolution under Section 18-802 of the Delaware Limited Liability Company Act, 6 Del.C. Section 18-101, et seq. (as amended from time to time, the "Delaware Act"); or (iii) by vote of a "majority of the outstanding voting securities" of the Master Fund, as such term is defined in the 1940 Act, at a meeting called by the Board pursuant to the following sentence. The Board will call a meeting of Investors for the purpose of determining whether the Master Fund should be dissolved in the event that the Master Fund does not at least once during any 24-month period beginning after January 1, 2004, repurchase any of the Interests tendered in accordance with the procedures determined by the Board from time to time.

      The Board may, without the vote of the Investors, (i) cause the Master Fund to convert to a corporation, statutory trust or association, a real estate investment trust, a common-law trust, a general partnership (including a limited liability partnership) or a limited partnership (including a limited liability limited partnership), organized, formed or created under the laws of the State of Delaware, as permitted pursuant to Section 18-216 of the Delaware Act and (ii) in connection with any such conversion, to cause any outstanding Interests to be exchanged or converted into securities of or interests in the business form into which the Master Fund is converted under or pursuant to any state or federal statute to the extent permitted by law.

ITEM 10.2. LONG-TERM DEBT.

      Not applicable.

ITEM 10.3. GENERAL.

      Not applicable.

ITEM 10.4. TAXES.

      Information on the taxation of the Master Fund is incorporated by reference from the section entitled "Tax Considerations" in the Feeder Fund's prospectus included in the Feeder Fund's Registration Statement on Form N-2.

ITEM 10.5. OUTSTANDING SECURITIES.

      As of the date of filing of this Registration Statement, there are no securities of the Master Fund outstanding.

ITEM 10.6. SECURITIES RATINGS.

      Not applicable.

ITEM 11. DEFAULTS AND ARREARS ON SENIOR SECURITIES.

      Not applicable.

ITEM 12. LEGAL PROCEEDINGS.

      Information on legal proceedings of the Master Fund is incorporated by reference from the section entitled "General Information -- Legal Proceedings" in the Feeder Fund's prospectus included in the Feeder Fund's Registration Statement on Form N-2.

ITEM 13. TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION.

      Not applicable.

                                                                      APPENDIX A
                                                                      ----------

                              OPERATING AGREEMENT
                                       OF
                      SEI ABSOLUTE RETURN MASTER FUND, LLC

                                     PART B

Part B of this Registration Statement should be read in conjunction with Part A. Capitalized terms used in this Part B and not otherwise defined have the meanings given them in Part A of this Registration Statement.

Responses to certain Items required to be included in Part B of this Registration Statement are incorporated herein by reference from the Feeder Fund's Registration Statement on Form N-2.

ITEM 14. COVER PAGE.

      Not applicable.

ITEM 15. TABLE OF CONTENTS.

      Not applicable.

ITEM 16. GENERAL INFORMATION AND HISTORY.

      Not applicable.

ITEM 17. INVESTMENT OBJECTIVE AND POLICIES.

      Part A contains basic information about the investment objective, policies and limitations of the Master Fund. This Part B supplements the discussion in Part A of the investment objective, policies, and limitations of the Master Fund.

      Information on the fundamental investment policies and the non-fundamental investment policies and limitations of the Master Fund, the types of investment techniques used by the Master Fund and certain risks attendant thereto, as well as other information on the Master Fund's investment process, is incorporated by reference from the sections entitled "Investment Objective and Strategies" and "Risk Factors" in the Feeder Fund's prospectus, and from the sections entitled "Additional Investment Policies," "Fundamental Investment Policies," and "Additional Information on Investment Techniques of Hedge Funds and Related Risks" in the Feeder Fund's statement of additional information (the "Feeder Fund SAI"), included in the Feeder Fund's Registration Statement on Form N-2.

ITEM 18. MANAGEMENT.

      Approval of the Agreements with the Adviser and Sub-Adviser

      In determining to approve the Master Fund's Investment Advisory Agreement and Investment Sub-Advisory Agreement (the "Sub-Advisory Agreement"), the Directors considered information provided by the Adviser and Pacific Alternative Asset Management Company, LLC, the Master Fund's sub-adviser (the "Sub-Adviser" and, together with the Adviser for purposes of this section, the "Investment Advisers") relating to the education, experience and number of investment professionals and other personnel providing services under their respective agreements. The Directors evaluated the level of skill required to manage the Master Fund and concluded that the human resources of the Investment Advisers were appropriate to fulfill effectively each Investment Adviser's duties under their respective agreements. The Directors also considered the business reputation of each Investment Adviser and its financial resources.

      In connection with the Sub-Advisory Agreement, the Directors considered the Sub-Adviser's in-house research capabilities as well as other resources available to its personnel. The Directors concluded that the Sub-Adviser's investment process, research capabilities and philosophy were well suited to the Master Fund, given the Master Fund's investment objectives and policies.

      The Directors considered the scope of the services to be provided by the relevant Investment Adviser to the Master Fund under each agreement relative to services provided by third parties to other investment funds. The Directors concluded that the scope of each Investment Adviser's services to the Master Fund was likely to be consistent with the Master Fund's operational requirements, including, in addition to its investment objective, compliance with the Master Fund's investment restrictions, tax and reporting requirements and related Investor services.

      The Directors evaluated each Investment Adviser's record with respect to regulatory compliance. The Directors also evaluated the procedures of each Investment Adviser designed to fulfill each Investment Adviser's fiduciary duty to the Master Fund with respect to possible conflicts of interest, including the Investment Advisers' codes of ethics (regulating the personal trading of its officers and employees) and the record of each Investment Adviser in these matters. The Directors also received information concerning the procedures by which the Sub-Adviser allocates trades among its various investment advisory clients and its standards with respect to the execution of portfolio transactions.

      The Directors reviewed the performance record of the Sub-Adviser over various periods, under different market conditions and during different legs of the market cycle. The Directors concluded that the expected scope and quality of each Investment Adviser's services was sufficient to merit approval of each agreement.

      In reaching that conclusion, the Directors also gave substantial consideration to the fees payable under each agreement. The Directors reviewed information concerning fees paid to investment advisers of similarly-managed funds. The Directors also considered the fees of the Master Fund as a percentage of assets at different performance and asset levels and possible economies of scale to each Investment Adviser. For these purposes, the Directors took into account not only the fees to be paid by the Master Fund directly to the Adviser and indirectly to the Sub-Adviser, but also so-called "fallout benefits" to each Investment Adviser such as reputational value derived from serving as investment adviser or sub-adviser to the Master Fund. In evaluating the Master Fund's proposed advisory and subadvisory fees, the Directors also took into account the complexity of investment management for the Master Fund relative to other types of funds. Based on the foregoing, the Directors concluded that the fees to be paid to the Adviser under the Investment Advisory Agreement and to the Sub-Adviser under the

Sub-Advisory Agreement were fair and reasonable, given the scope and quality of the services rendered by each Investment Adviser thereunder.

      Other Information

      Information about the Directors and officers of the Master Fund, their roles in the management of the Master Fund, the compensation of the Directors, and the committees of the Master Fund is incorporated by reference from the section titled "Management" in the Feeder Fund SAI included in the Feeder Fund's Registration Statement on Form N-2.

ITEM 19. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.

      None.

ITEM 20. INVESTMENT ADVISORY AND OTHER SERVICES.

      Information on the investment management and other services provided for or on behalf of the Master Fund is incorporated herein by reference from the sections entitled "Management" in the Feeder Fund's prospectus and the Feeder Fund SAI, respectively, and the section entitled "Investment Advisory and Other Services" in the Feeder Fund SAI, included in the Feeder Fund's Registration Statement on Form N-2.

ITEM 21. BROKERAGE ALLOCATION AND OTHER PRACTICES.

      A description of the Master Fund's brokerage allocation and other practices is incorporated herein by reference from the section entitled "Portfolio Transactions" in the Feeder Fund's prospectus included in the Feeder Fund's Registration Statement on Form N-2.

ITEM 22. TAX STATUS.

      Information on the taxation of the Master Fund is incorporated by reference from the section entitled "Tax Considerations" in the Feeder Fund's prospectus included in the Feeder Fund's Registration Statement on Form N-2.

ITEM 23. FINANCIAL STATEMENTS.

      The Master Fund will issue a complete set of financial statements on an annual basis prepared in accordance with generally accepted accounting principles.

                                     PART C

ITEM 24.    FINANCIAL STATEMENTS AND EXHIBITS

      1.    Financial Statements

            In Part A:       Not applicable.

            In Part B:       Independent Auditor's Report; Statement of Assets
                             and Liabilities; Notes to Statement of Assets and Liabilities, each to be filed by amendment

      2.    Exhibits:

            (a)(i) Operating Agreement of SEI Absolute Return Master Fund, LLC (the "Fund"), to be filed by amendment.

            (a)(ii) Certificate of Formation of the Fund, to be filed by amendment.

            (b)              By-Laws of the Fund, to be filed by amendment.

            (c)              Not applicable.

            (d) See Articles 4 through 6 of the Operating Agreement (Exhibit 2(a)(i) hereto) and Section 2 of the Fund's By-Laws (Exhibit 2(b) hereto).

            (e)              Not applicable.

            (f)              Not applicable.

            (g)(i) Investment Advisory Agreement between the Fund and SEI Investments Management Corporation (the "Adviser"), to be filed by amendment.

            (g)(ii) Investment Sub-Advisory Agreement between the Adviser and Pacific Alternative Asset Management Company, LLC (the "Sub-Adviser"), to be filed by amendment.

            (h)              Not applicable.

            (i)              Not applicable.

            (j) Custodian Services Agreement between the Fund and SEI Private Trust Company, to be filed by amendment.

            (k)(i) Administration Agreement between the Fund and SEI Investments Global Funds Services, to be filed by amendment.

            (k)(ii) Escrow Agreement between the Fund and SEI Private Trust Company, to be filed by amendment.

            (l)              Not applicable.

            (m)              Not applicable.

            (n) Consent of Independent Auditors, to be filed by amendment.

            (o)              Not applicable.

            (p) Agreement regarding provision of initial capital, to be filed by amendment.

            (q)              None.

            (r) Code of Ethics of the Fund, to be filed by amendment.

ITEM 25.    MARKETING ARRANGEMENTS

      Not applicable.

ITEM 26.    OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

Blue Sky Fees and Expenses (including fees of counsel) ..............................................
Transfer Agent Fees..................................................................................
Accounting Fees and Expenses.........................................................................
Legal Fees and Expenses..............................................................................
Printing and Engraving...............................................................................
Offering Expenses....................................................................................
Miscellaneous........................................................................................

TOTAL................................................................................................

ITEM 27.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

      None.

ITEM 28.    NUMBER OF HOLDERS OF SECURITIES

      At the time of the filing of this Registration Statement, there are no securities of the Fund outstanding.

ITEM 29.    INDEMNIFICATION

      The Fund's Operating Agreement (Exhibit 2(a)(i) hereto) provides for indemnification of the Fund's Directors and officers. The effect of these provisions is to provide indemnification for each of the Fund's Directors and officers against liabilities and counsel fees reasonably incurred in connection with the defense of any legal proceeding in which such Director or officer may be involved by reason of being or having been a Director or officer, except with respect to any matter as to which such Director or officer shall have been finally adjudicated to be liable to the Fund or its investors by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Director's or officer's office.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to Directors, officers and controlling persons of the Fund pursuant to the foregoing provisions, or otherwise, the Fund has been advised that in the opinion of the Securities and Exchange Commission (the "SEC"), such indemnification is against public policy as expressed in the Securities Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a Director, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the securities being registered, the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 30.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

      (a) The Adviser is the investment adviser to the Fund, and its business is summarized in Part A and Part B of this Registration Statement under the sections entitled "Management." Information as to any other businesses, professions, vocations or employments of a substantial nature engaged in by officers of the Adviser during the last two fiscal years is incorporated by reference to Form ADV filed by the Adviser with the SEC under the Investment Advisers Act of 1940, as amended (SEC File No. 801-24593).

      (b) The Sub-Adviser is the sub-adviser to the Fund, and its business is also summarized in Part A and Part B of this Registration Statement under the sections entitled "Management." Information as to any other businesses, professions, vocations or employments of a substantial nature engaged in by officers of the Sub-Adviser during the last two fiscal years is incorporated by reference to Form ADV filed by the Sub-Adviser with the SEC under the Investment Advisers Act of 1940, as amended (SEC File No. 801-57416).

ITEM 31.    LOCATION OF ACCOUNTS AND RECORDS

      Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are: the Fund's investment adviser, SEI Investments Management Corporation; the Fund's sub-adviser, Pacific Alternative Asset Management Company, LLC; the Fund's administrator, SEI Investments Global Fund Services; and the Fund's custodian, SEI Private Trust Company. The address of each of the Adviser, the Administrator and the Custodian is One Freedom Valley Drive, Oaks, Pennsylvania 19456. The address of the Sub-Adviser is 2030 Main Street, Suite 500, Irvine, California 92614.

ITEM 32.    MANAGEMENT SERVICES

      There are no management-related service contracts not discussed in Parts A and B of this Registration Statement.

ITEM 33.    UNDERTAKINGS

      Not applicable.

                                    SIGNATURE

      Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, and The Commonwealth of Pennsylvania, on the 19th day of May, 2003.

                                           SEI ABSOLUTE RETURN MASTER FUND, LLC


                                           By:  /s/ Todd B. Cipperman
                                              ----------------------------------
                                              Name: Todd B. Cipperman
                                              Title:  Vice President